CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (371,166)	$ (57,048)	¥ (914,253)	¥ (88,735)
Depreciation of property and equipment	9,145	1,405	155,225	153,313
Amortization of intangible assets and land use right	2,371	365	3,869	4,298
Allowance for doubtful accounts and other receivables	17,514	2,692	9,010	(3,892)
Impairment of long-lived assets	21,757	3,344	399,094	0
Impairment of long term investments	3,690	567	18,240	0
Loss/(gain) from disposal of property and equipment	(559)	(86)	2,028	137
Deferred tax (benefit) expense	30,220	4,645	3,125	(25,279)
Interest expense	4,289	659	1,380	4,729
Foreign exchange (gain)/loss	11,018	1,693	(14,151)	(9,009)
Gain from sale of short term investments	0	0	(3,552)	0
Share-based compensation	10,936	1,680	85,025	48,606
Changes in operating assets and liabilities:
Accounts receivable	14,025	2,156	41,840	80,296
Prepaid expense and other current assets	(26,547)	(4,080)	(1,095)	(77,405)
Long term deposits and other non-current assets	58,274	8,957	(1,221)	(35,009)
Amounts due from related parties	0	0	0	0
Accounts payable	60,938	9,366	101,392	(50,227)
Accrued employee benefits	(2,046)	(314)	1,085	1,048
Accrued expenses and other payables	61,441	9,444	(73,174)	789,445
Income tax payable	286	44	(456)	(9,279)
Deferred government grant	(4,627)	(711)	(591)	(12,561)
Net cash provided by/(used in) operating activities	(99,041)	(15,220)	(187,180)	770,476
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(15,236)	(2,342)	(59,234)	(90,172)
Cash paid for short term investment	0	0	0	(50,000)
Cash paid for long term investment (Note 11)	(362)	(56)	(2,242)	(2,302)
Cash receipts from sales of short term investments	0	0	80,380	0
Cash paid for cloud infrastructure construction in progress (Note 10)	(73,697)	(11,327)	(222,292)	(290,345)
Proceeds from disposal of property and equipment	0	0	998	470
Net cash used in investing activities	(89,295)	(13,725)	(202,390)	(432,349)
Cash flows from financing activities:
Proceeds from bank borrowings (Note 12)	411,745	63,284	29,311	0
Borrowing cost	(4,900)	(753)
Repayment of bank borrowings	(183,151)	(28,150)	(7,680)	(67,180)
Proceeds from employee share options exercised	0	0	7,579	16,993
Changes in restricted cash	0	0	0	68,191
Payments of capital lease obligations	(74,687)	(11,479)	(74,453)	(32,202)
Payments for repurchases of ordinary shares	0	0	(39,402)	(93,891)
Investment from minority shareholder	0	0	0	1,292
Net cash provided by/(used in) financing activities	149,007	22,902	(84,645)	(106,797)
Net increase/(decrease) in cash and cash equivalents	(39,327)	(6,043)	(474,215)	231,330
Cash and cash equivalents at beginning of the year	156,620	24,072	616,218	375,879
Effect of foreign exchange rate changes on cash	(10,584)	(1,628)	14,617	9,009
Cash and cash equivalents at end of the year (Note 4)	106,709	16,401	156,620	616,218
Supplemental disclosures of cash flow information:
Income taxes (paid)/refunded	395	61	3,709	(13,319)
Interest paid	(16,416)	(2,523)	(10,267)	(8,389)
Interest received	1,430	220	4,669	4,618
Supplemental disclosures of non-cash activities:
Acquisition of property and equipment included in accrued expenses and other payables	(257,375)	(39,558)	(16,397)	(32,241)
Acquisition of property and equipment through capital leases	¥ 65,824	$ 10,117	¥ 59,234	¥ 189,708